Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2021
Depreciation and amortisation expense [abstract]
Schedule of depreciation and amortization
	March 31,
	2019	2020	2021
Depreciation	123,781	85,509	33,893
Amortization	457,965	502,992	627,651
Depreciation on right of use assets	-	77,868	87,936
Total	581,746	666,369	749,480